Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	17,140	17,492
Business combinations	352	1,641
Disposals	—	(12)

At December 31	17,492	19,121